Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration Risk

During the year ended March 31, 2025, there were four customers (2024: three customers) (2023: two customers) generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the year ended March 31,
	2025	2024	2023
Customer A	12.4%	61.1%	34.1%
Customer B	30.2%	21.8%	63.8%
Customer C	21.1%	10.4%	-%
Customer D	35.8%	-%	-%
	As of March 31,
	2025	2024
Customer A	16.0%	5.4%
Customer B	-%	66.8%
Customer C	42.6%	27.8%
Customer D	41.4%	-%
	For the year ended March 31,
	2025	2024	2023
Supplier B	31.3%	-%	-%
	As of March 31,
	2025	2024
Supplier A	-%	32.4%